Taxes Schedule of Deferred Tax Balances (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Loss and tax credit carryforwards	$ 3,313	$ 3,255
Accrued liabilities	3,763	3,395
Share-based compensation	192	184
Other	1,390	1,119
Total deferred tax assets	8,658	7,953
Valuation allowances	(1,456)	(1,504)
Deferred tax assets, net of valuation allowance	7,202	6,449
Property and equipment	5,813	5,972
Inventories	1,790	1,825
Other	1,452	1,618
Total deferred tax liabilities	9,055	9,415
Net deferred tax liabilities	$ 1,853	$ 2,966